Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2019
Short-term borrowings and long-term debt

12. Short-term borrowings and long-term debt

Short-term borrowings

Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.

Details of Other short-term borrowings at March 31, 2018 and 2019 are as follows:

	2018	2019
	(in millions of yen)
Short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1)	27,985	22,339
Commercial paper and short-term notes issued by MHFG’s subsidiaries (1) (2)	1,044,591	1,274,382
Borrowings from the Bank of Japan	432,328	508,627
Other	183,114	189,478

Total	1,688,018	1,994,826

Notes:

(1)	Short-term notes are issued under the laws of Japan in the form of commercial paper.
(2)

The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥710,391 million and ¥334,200 million, respectively, at March 31, 2018, and ¥941,182 million and ¥333,200 million, respectively, at March 31, 2019.

Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2018 and 2019 is comprised of the following:

	2018	2019
	(in millions of yen)
Obligations under capital leases	36,010	25,020
Loan participation borrowings	89,353	142,838
Senior borrowings and bonds	9,184,075	7,503,032
Subordinated borrowings and bonds	3,645,792	3,858,510

Total	12,955,230	11,529,400

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2018	2019
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-8.10	Apr. 2019-Dec. 2046	4,146,989	2,057,156
fixed rate denominated in U.S. dollars	0.00-5.39	Apr. 2019-Mar. 2048	2,519,845	2,765,247
fixed rate denominated in other currencies	0.02-12.40	Apr. 2019-May. 2037	233,842	324,162
floating rate denominated in Japanese yen	0.00-25.00	Apr. 2019-Mar. 2049	662,751	656,029
floating rate denominated in U.S. dollars	0.00-16.00	Apr. 2019-Jul. 2033	1,469,248	1,493,617
floating rate denominated in other currencies	0.00-9.00	Apr. 2019-Mar. 2024	151,400	206,821

Total			9,184,075	7,503,032

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.40-4.26	Jun. 2019-Perpetual	3,247,639	3,442,438
fixed rate denominated in U.S. dollars	4.30-4.70	Jul. 2022-Oct. 2025	398,153	416,072

Total			3,645,792	3,858,510

Total			12,829,867	11,361,542

Notes:

(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2019.
(2)	Maturity information disclosed is the range of maturities at March 31, 2019.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2019:

(in millions of yen)
Fiscal year ending March 31:
2020	1,401,583
2021	1,443,458
2022	1,319,030
2023	1,176,818
2024	508,821
2025 and thereafter	5,679,690

Total	11,529,400